Cash Restricted for Use (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restrictions On Cash And Cash Equivalents [Line Items]
Non-current	$ 31	$ 35	$ 37
Current	33	31	28
Total cash restricted for use (note 35 and 36)	64	66	65
Cash restricted by prudential solvency requirements and other
Restrictions On Cash And Cash Equivalents [Line Items]
Current	27	24	18
Cash balances held by the Tropicana - joint venture
Restrictions On Cash And Cash Equivalents [Line Items]
Current	$ 6	$ 7	$ 10